Significant Accounting Policies (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel
Consumer Price Index ("CPI")	122.12	120.38
New Israeli Shekel (NIS) [Member]
Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel
Exchange rates	0.268	0.262
Euro (EU) [Member]
Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel
Exchange rates	1.318	1.292
Australian Dollar (AU$) [Member]
Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel
Exchange rates	1.037	1.015
Pound Sterling (GBP) [Member]
Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel
Exchange rates	1.617	1.542